Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921 Tel: 215.963.5000 Fax: 215.963.5001 www.morganlewis.com

August 28, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

Our client, the Trust, is filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 20 and, under the Investment Company Act of 1940, as amended, Amendment No. 22 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.  The purpose of the Filing is to add new disclosure regarding purchases in-kind (“In-Kind Disclosure”) to the “Shareholder Information” section of the prospectus for the Bridge Builder Bond Fund (to be renamed the Bridge Builder Core Bond Fund), Bridge Builder Core Plus Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap  Value Fund and the Bridge Builder International Equity Fund (each, a “Fund” and together, the “Funds”).  The In-Kind disclosure describes the circumstances in which a Fund will permit investors participating in Edward Jones Advisory Solutions to acquire shares of the Fund with in-kind redemption proceeds they received from a third party mutual fund (“In-Kind Transactions”).

In connection with the staff’s review of the Filing, please note that the In-Kind Disclosure included in the Funds’ prospectus is the same disclosure that was included in the Trust’s Post-Effective Amendment No. 9 to the Trust’s Registration Statement, except that we incorporated SEC staff comments received on the In-Kind Disclosure in connection with Post-Effective Amendment No. 9 into the Filing.  While we acknowledge that the In-Kind Transactions are currently under review by the SEC staff, we are optimistic that the staff’s review and approval of the In-Kind Transactions will be complete prior to the time that the Filing is scheduled to go effective.  For this reason, we have included the In-Kind Disclosure in the Funds’ prospectus.

Please do not hesitate to call me at (215) 963-5598 with any questions or comments.

Sincerely,

/s/ Sean Graber
Sean Graber